Variable Interest Entities - Summary of Assets Liabilities and Networth of Variable Interest Entities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets	$ 421,755	$ 249,467
Non-current assets	1,358,708	983,129
Current liabilities	(288,394)	(252,846)
Non-current liabilities	(694,333)	(404,418)
Non-controlling interests	42,182	102,095
Deficit attributable to Cresco Labs Inc.	755,554	473,237
Cresco Labs Michigan, LLC [Member]
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets	36,850	7,111
Non-current assets	36,320	14,744
Current liabilities	(72,476)	(20,898)
Non-current liabilities	(23,124)	(2,986)
Non-controlling interests	0	0
Deficit attributable to Cresco Labs Inc.	$ (22,430)	(2,029)
Cresco Labs, LLC [Member]
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets		830,828
Non-current assets		143,449
Current liabilities		(849,691)
Non-current liabilities		(83,138)
Non-controlling interests		97,180
Deficit attributable to Cresco Labs Inc.		$ (55,732)